FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr (1,526)	SFr 2,306
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,245)	95
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,233)	2,468
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,394)	100
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(293)	(162)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 149	SFr (5)